Employee benefits - Changes in level 3 assets measured at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation
Fair value of plan assets at beginning of year	$ 799,935
Fair value of plan assets at end of year	878,785	$ 799,935
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation
Fair value of plan assets at beginning of year	4,670	5,092
Purchases, sales, issuance, settlements, paydowns and maturities (net)	(753)	(422)
Fair value of plan assets at end of year	$ 3,917	$ 4,670